Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares			Value
	COMMON STOCKS - 97.5%
	Accommodation and Food Services - 0.0% (b)
2,085	Caesars Entertainment, Inc. (a)		$89,905
1,630	Penn National Gaming, Inc. (a)		50,905
			140,810
	Advertising - 0.1%
3,792	Interpublic Group of Cos., Inc.		104,811
2,023	Omnicom Group, Inc.		135,339
			240,150
	Aerospace/Defense - 1.2%
5,396	Boeing Co. (a)		864,709
2,215	General Dynamics Corp.		507,080
3,649	Howmet Aerospace, Inc.		129,284
1,859	L3Harris Technologies, Inc.		424,205
2,292	Lockheed Martin Corp. (f)		962,892
1,414	Northrop Grumman Corp. (f)		675,878
448	Teledyne Technologies, Inc. (a)		165,025
522	TransDigm Group, Inc.		313,404
			4,042,477
	Agriculture - 0.8%
17,576	Altria Group, Inc. (f)		793,029
5,421	Archer Daniels Midland Co.		476,452
15,014	Philip Morris International, Inc. (f)		1,433,687
			2,703,168
	Airlines - 0.2%
1,217	Alaska Air Group, Inc. (a)		53,013
6,265	American Airlines Group, Inc. (a)		81,382
6,233	Delta Air Lines, Inc. (a)		193,659
5,767	Southwest Airlines Co. (a)		211,649
3,115	United Airlines Holdings, Inc. (a)		109,056
			648,759
	Apparel - 0.5%
12,480	Nike, Inc., Class B		1,328,496
695	PVH Corp.		39,094
463	Ralph Lauren Corp.		42,286
2,525	Tapestry, Inc.		87,693
3,160	VF Corp.		130,982
			1,628,551
	Auto Manufacturers - 0.5%
1,386	Cummins, Inc.		298,503
38,213	Ford Motor Co. (f)		582,366
14,180	General Motors Co. (f)		541,818
3,339	PACCAR, Inc.		292,196
			1,714,883
	Auto Parts & Equipment - 0.1%
2,616	Aptiv PLC (a)		244,413
2,304	BorgWarner, Inc.		86,861
			331,274
	Banks - 4.3%
68,965	Bank of America Corp.		2,317,914
7,225	Bank of New York Mellon Corp.		300,054
18,978	Citigroup, Inc.		926,316
4,785	Citizens Financial Group, Inc.		175,514
1,279	Comerica, Inc.		102,704
6,593	Fifth Third Bancorp		225,151
1,738	First Republic Bank		263,881
3,344	Goldman Sachs Group, Inc. (f)		1,112,449
13,961	Huntington Bancshares, Inc.		187,077
28,681	JPMorgan Chase & Co.		3,261,890
8,978	KeyCorp		158,821
1,727	M&T Bank Corp.		313,934
13,573	Morgan Stanley		1,156,691
2,018	Northern Trust Corp.		191,892
4,009	PNC Financial Services Group, Inc. (f)		633,422
9,133	Regions Financial Corp.		197,912
3,546	State Street Corp.		242,369
568	SVB Financial Group (a)		230,903
12,866	Truist Financial Corp. (f)		602,643
36,833	Wells Fargo & Co.		1,609,970
1,463	Zions Bancorp		80,509
			14,292,016
	Beverages - 1.7%
1,756	Brown-Forman Corp., Class B		127,661
37,693	Coca-Cola Co.		2,326,035
1,576	Constellation Brands, Inc., Class A		387,775
1,824	Molson Coors Brewing Co., Class B		94,246
3,603	Monster Beverage Corp. (a)		320,055
13,361	PepsiCo, Inc.		2,301,699
			5,557,471
	Biotechnology - 1.4%
5,206	Amgen, Inc.		1,251,002
1,419	Biogen, Inc. (a)		277,244
209	Bio-Rad Laboratories, Inc., Class A (a)		101,373
6,967	Corteva, Inc.		427,983
12,251	Gilead Sciences, Inc. (f)		777,571
1,534	Illumina, Inc. (a)(f)		309,316
1,819	Incyte Corp. (a)		128,112
1,052	Regeneron Pharmaceuticals, Inc. (a)(f)		611,275
2,519	Vertex Pharmaceuticals, Inc. (a)		709,754
			4,593,630
	Building Materials - 0.4%
8,265	Carrier Global Corp.		323,327
1,318	Fortune Brands Home & Security, Inc.		80,965
6,810	Johnson Controls International PLC (f)		368,693
599	Martin Marietta Materials, Inc.		208,278
2,323	Masco Corp.		118,171
1,275	Vulcan Materials Co.		212,275
			1,311,709
	Chemicals - 1.5%
2,152	Air Products & Chemicals, Inc. (f)		543,272
1,127	Albemarle Corp.		301,991
1,035	Celanese Corp.		114,740
2,046	CF Industries Holdings, Inc.		211,679
7,097	Dow, Inc.		361,947
5,011	DuPont de Nemours, Inc.		278,812
1,241	Eastman Chemical Co.		112,931
1,226	FMC Corp.		132,506
2,473	International Flavors & Fragrances, Inc.		273,217
4,882	Linde PLC (f)		1,380,923
2,513	LyondellBasell Industries NV, Class A		208,579
3,564	Mosaic Co.		191,993
2,303	PPG Industries, Inc.		292,435
2,348	Sherwin-Williams Co. (f)		544,971
			4,949,996
	Commercial Services - 1.9%
4,068	Automatic Data Processing, Inc. (f)		994,260
852	Cintas Corp.		346,628
2,394	Ecolab, Inc. (f)		392,209
1,173	Equifax, Inc.		221,404
743	FleetCor Technologies, Inc. (a)		157,910
794	Gartner, Inc. (a)		226,544
2,764	Global Payments, Inc.		343,372
364	MarketAxess Holdings, Inc.		90,487
1,567	Moody's Corp. (f)		445,843
3,441	Nielsen Holdings PLC		95,797
11,406	PayPal Holdings, Inc. (a)		1,065,776
1,379	Quanta Services, Inc.		194,853
1,074	Robert Half International, Inc.		82,666
2,137	Rollins, Inc.		72,145
3,359	S&P Global, Inc.		1,182,972
723	United Rentals, Inc. (a)		211,145
1,547	Verisk Analytics, Inc.		289,536
			6,413,547
	Computers - 8.5%
6,162	Accenture PLC, Class A (f)		1,777,490
149,500	Apple, Inc. (f)		23,504,390
5,074	Cognizant Technology Solutions Corp., Class A		320,525
2,402	DXC Technology Co. (a)		59,522
6,475	Fortinet, Inc. (a)		315,268
12,468	Hewlett Packard Enterprise Co.		169,565
10,131	HP, Inc.		290,861
8,663	International Business Machines Corp. (f)		1,112,762
1,347	Leidos Holdings, Inc.		128,032
2,143	NetApp, Inc.		154,575
3,009	Western Digital Corp. (a)		127,160
			27,960,150
	Cosmetics/Personal Care - 1.3%
8,108	Colgate-Palmolive Co. (f)		634,127
2,220	Estee Lauder Cos., Inc., Class A (f)		564,723
23,264	Procter & Gamble Co.		3,209,036
			4,407,886
	Distribution/Wholesale - 0.3%
2,057	Copart, Inc. (a)		246,120
5,524	Fastenal Co.		278,023
2,620	LKQ Corp.		139,436
419	WW Grainger, Inc.		232,520
			896,099
	Diversified Financial Services - 3.6%
5,896	American Express Co. (f)		896,192
1,074	Ameriprise Financial, Inc.		287,843
1,387	BlackRock, Inc. (f)		924,283
3,816	Capital One Financial Corp. (f)		403,809
1,015	CBOE Global Markets, Inc.		119,739
14,588	Charles Schwab Corp. (f)		1,035,019
3,440	CME Group, Inc. (f)		672,898
2,718	Discover Financial Services		273,132
2,638	Franklin Resources, Inc.		68,773
5,401	Intercontinental Exchange, Inc. (f)		544,691
3,285	Invesco, Ltd.		54,104
8,350	MasterCard, Inc., Class A		2,708,489
3,378	Nasdaq, Inc.		201,092
1,878	Raymond James Financial, Inc.		196,007
4,854	Synchrony Financial		158,968
2,212	T. Rowe Price Group, Inc.		265,440
16,029	Visa, Inc., Class A		3,185,123
			11,995,602
	Electric - 2.8%
6,321	AES Corp.		160,869
2,402	Alliant Energy Corp.		146,618
2,469	Ameren Corp.		228,679
4,922	American Electric Power Co., Inc.		493,184
5,996	CenterPoint Energy, Inc.		189,054
2,798	CMS Energy Corp.		188,977
3,388	Consolidated Edison, Inc.		331,143
7,784	Dominion Energy, Inc. (f)		636,731
1,855	DTE Energy Co.		241,781
7,397	Duke Energy Corp. (f)		790,813
3,626	Edison International		245,734
1,962	Entergy Corp.		226,219
2,205	Evergy, Inc.		151,109
3,292	Eversource Energy		295,260
9,321	Exelon Corp.		409,285
5,457	FirstEnergy Corp.		215,824
18,995	NextEra Energy, Inc. (f)		1,615,715
2,330	NRG Energy, Inc.		96,182
1,088	Pinnacle West Capital Corp.		81,981
7,226	PPL Corp.		210,132
4,825	Public Service Enterprise Group, Inc.		310,537
3,009	Sempra Energy		496,395
10,160	Southern Co. (f)		783,031
3,024	WEC Energy Group, Inc.		311,895
5,243	Xcel Energy, Inc.		389,293
			9,246,441
	Electrical Components & Equipment - 0.2%
2,224	AMETEK, Inc.		267,236
5,722	Emerson Electric Co. (f)		467,716
			734,952
	Electronics - 1.3%
2,956	Agilent Technologies, Inc.		379,107
864	Allegion PLC		82,166
5,738	Amphenol Corp., Class A		421,915
3,461	Fortive Corp.		219,185
1,449	Garmin, Ltd.		128,222
6,588	Honeywell International, Inc. (f)		1,247,438
1,682	Keysight Technologies, Inc. (a)		275,663
224	Mettler-Toledo International, Inc. (a)		271,591
1,260	PerkinElmer, Inc.		170,176
1,029	Roper Technologies, Inc.		414,255
3,159	TE Connectivity, Ltd.		398,697
601	Waters Corp. (a)		179,459
			4,187,874
	Entertainment - 0.0% (b)
1,317	Live Nation Entertainment, Inc. (a)		119,004

	Environmental Control - 0.3%
1,592	Pentair PLC		70,844
2,026	Republic Services, Inc.		289,151
3,706	Waste Management, Inc. (f)		626,425
			986,420
	Finance and Insurance - 0.3%
2,252	Brown & Brown, Inc.		141,966
610	Signature Bank		106,360
13,087	US Bancorp		596,898
			845,224
	Food - 1.2%
1,963	Campbell Soup Co.		98,896
4,628	Conagra Brands, Inc.		159,111
5,839	General Mills, Inc.		448,435
1,398	Hershey Co.		314,089
2,720	Hormel Foods Corp.		136,761
1,049	J.M. Smucker Co.		146,849
2,444	Kellogg Co.		177,776
6,858	Kraft Heinz Co.		256,489
6,287	Kroger Co.		301,399
1,402	Lamb Weston Holdings, Inc.		111,501
2,398	McCormick & Co., Inc.		201,600
13,417	Mondelez International, Inc., Class A (f)		829,976
4,930	Sysco Corp.		405,345
2,844	Tyson Foods, Inc., Class A		214,381
			3,802,608
	Forest Products & Paper - 0.0% (b)
3,622	International Paper Co.		150,748

	Gas - 0.1%
1,339	Atmos Energy Corp.		151,816
3,919	NiSource, Inc.		115,649
			267,465
	Hand/Machine Tools - 0.1%
521	Snap-on, Inc.		113,505
1,470	Stanley Black & Decker, Inc.		129,507
			243,012
	Health Care and Social Assistance - 0.1%
569	Molina Healthcare, Inc. (a)		191,964

	Healthcare Products - 3.5%
17,137	Abbott Laboratories		1,759,113
439	Abiomed, Inc. (a)		113,824
711	Align Technology, Inc. (a)		173,271
4,939	Baxter International, Inc.		283,795
13,880	Boston Scientific Corp. (a)(f)		559,503
478	Cooper Cos., Inc.		137,396
6,400	Danaher Corp. (f)		1,727,424
2,099	Dentsply Sirona, Inc.		68,784
6,131	Edwards Lifesciences Corp. (a)(f)		552,403
2,445	Hologic, Inc. (a)		165,184
823	IDEXX Laboratories, Inc. (a)(f)		286,091
3,497	Intuitive Surgical, Inc. (a)(f)		719,473
13,024	Medtronic PLC		1,145,070
1,421	ResMed, Inc.		312,506
967	STERIS PLC		194,735
3,265	Stryker Corp. (f)		669,978
457	Teleflex, Inc.		103,401
3,817	Thermo Fisher Scientific, Inc. (f)		2,081,487
718	West Pharmaceutical Services, Inc.		213,023
2,016	Zimmer Biomet Holdings, Inc.		214,341
			11,480,802
	Healthcare Services - 2.5%
5,650	Centene Corp. (a)		507,031
597	DaVita, Inc. (a)		50,918
2,344	Elevance Health, Inc. (f)		1,137,098
2,161	HCA Healthcare, Inc. (f)		427,597
1,224	Humana, Inc. (f)		589,699
1,861	IQVIA Holdings, Inc. (a)		395,760
908	Laboratory Corp. of America Holdings		204,545
1,158	Quest Diagnostics, Inc.		145,109
9,094	UnitedHealth Group, Inc.		4,722,787
642	Universal Health Services, Inc., Class B		62,813
			8,243,357
	Home Builders - 0.2%
3,142	DR Horton, Inc.		223,553
2,535	Lennar Corp., Class A		196,336
20	NVR, Inc. (a)		82,801
2,303	PulteGroup, Inc.		93,640
			596,330
	Home Furnishings - 0.0% (b)
545	Whirlpool Corp.		85,347

	Household Products/Wares - 0.3%
802	Avery Dennison Corp.		147,263
2,354	Church & Dwight Co., Inc.		197,053
1,187	Clorox Co.		171,332
3,249	Kimberly-Clark Corp.		414,313
			929,961
	Housewares - 0.0% (b)
3,695	Newell Brands, Inc.		65,956

	Information - 0.2%
1,313	Ceridian HCM Holding, Inc. (a)		78,307
362	FactSet Research Systems, Inc.		156,869
8,956	Lumen Technologies, Inc.		89,202
1,023	PTC, Inc. (a)		117,533
21,776	Warner Bros Discovery, Inc. (a)		288,314
			730,225
	Insurance - 3.5%
5,773	Aflac, Inc.		343,032
2,661	Allstate Corp.		320,650
7,642	American International Group, Inc.		395,473
2,057	Aon PLC, Class A (f)		574,438
2,010	Arthur J Gallagher & Co.		364,956
548	Assurant, Inc.		86,852
17,572	Berkshire Hathaway, Inc., Class B (a)		4,934,218
4,088	Chubb, Ltd. (f)		772,836
1,438	Cincinnati Financial Corp.		139,428
380	Everest Re Group, Ltd.		102,239
897	Globe Life, Inc.		87,179
3,228	Hartford Financial Services Group, Inc.		207,593
1,632	Lincoln National Corp.		75,170
1,882	Loews Corp.		104,093
4,877	Marsh & McLennan Cos., Inc. (f)		787,001
6,690	MetLife, Inc.		430,368
2,285	Principal Financial Group, Inc.		170,827
5,604	Progressive Corp. (f)		687,331
3,641	Prudential Financial, Inc.		348,626
2,328	Travelers Cos., Inc.		376,298
1,079	Willis Towers Watson PLC		223,170
2,017	WR Berkley Corp.		130,702
			11,662,480
	Internet - 7.2%
58,249	Alphabet, Inc., Class A (a)(f)		6,303,707
85,021	Amazon.com, Inc. (a)(f)		10,778,112
395	Booking Holdings, Inc. (a)(f)		740,945
1,297	CDW Corp.		221,398
5,460	eBay, Inc.		240,950
1,471	Expedia Group, Inc. (a)		150,998
568	F5 Networks, Inc. (a)		89,210
22,375	Meta Platforms, Inc., Class A (a)(f)		3,645,558
4,273	Netflix, Inc. (a)(f)		955,272
5,566	NortonLifeLock, Inc.		125,736
7,385	Twitter, Inc. (a)(f)		286,169
938	VeriSign, Inc. (a)		170,922
			23,708,977
	Iron/Steel - 0.1%
2,550	Nucor Corp.		338,997

	Leisure Time - 0.1%
9,709	Carnival Corp. (a)		91,847
4,088	Norwegian Cruise Line Holdings, Ltd. (a)		53,471
2,221	Royal Caribbean Cruises, Ltd. (a)		90,728
			236,046
	Lodging - 0.3%
2,684	Hilton Worldwide Holdings, Inc.		341,834
3,357	Las Vegas Sands Corp. (a)		126,324
2,662	Marriott International, Inc., Class A		409,256
3,435	MGM Resorts International		112,118
1,037	Wynn Resorts, Ltd. (a)		62,832
			1,052,364
	Machinery - Construction & Mining - 0.3%
5,170	Caterpillar, Inc. (f)		954,951

	Machinery - Diversified - 0.7%
2,718	Deere & Co. (f)		992,749
1,384	Dover Corp.		172,945
732	IDEX Corp.		147,286
3,917	Ingersoll Rand, Inc.		185,548
4,128	Otis Worldwide Corp.		298,124
1,122	Rockwell Automation, Inc.		265,847
1,808	Wabtec Corp.		158,471
1,747	Xylem, Inc.		159,152
			2,380,122
	Manufacturing - 5.4%
53,369	Alphabet, Inc., Class C (a)(f)		5,825,226
378	Bio-Techne Corp.		125,424
1,754	Catalent, Inc. (a)		154,352
1,267	Enphase Energy, Inc. (a)		362,920
596	Generac Holdings, Inc. (a)		131,364
10,673	General Electric Co. (f)		783,825
7,116	Keurig Dr Pepper, Inc.		271,262
3,459	Moderna, Inc. (a)(f)		457,522
413	Monolithic Power Systems, Inc.		187,163
523	Nordson Corp.		118,810
2,543	NXP Semiconductors NV (f)		418,527
4,037	ON Semiconductor Corp. (a)		277,625
2,470	Organon & Co.		70,469
14,509	Raytheon Technologies Corp. (f)		1,302,183
1,911	Seagate Technology Holdings PLC		127,961
525	SolarEdge Technologies, Inc. (a)		144,884
1,566	Teradyne, Inc.		132,546
24,426	Tesla, Inc. (a)(f)		6,732,050
2,416	Trimble, Inc. (a)		152,812
			17,776,925
	Media - 1.3%
1,137	Charter Communications, Inc., Class A (a)		469,160
43,802	Comcast Corp., Class A		1,585,194
2,432	DISH Network Corp., Class A (a)		42,195
3,088	Fox Corp., Class A		105,548
1,432	Fox Corp., Class B		45,280
3,812	News Corp., Class A		64,499
1,206	News Corp., Class B		20,792
5,913	Paramount Global, Class B		138,305
17,746	Walt Disney Co. (a)		1,988,972
			4,459,945
	Mining - 0.2%
13,937	Freeport-McMoRan, Inc.		412,535
7,632	Newmont Goldcorp Corp.		315,660
			728,195
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
3,152	APA Corp.		123,275

	Miscellaneous Manufacturing - 0.8%
5,535	3M Co. (d)(f)		688,277
1,281	AO Smith Corp.		72,313
3,835	Eaton Corp PLC (f)		524,014
2,766	Illinois Tool Works, Inc.		538,900
1,247	Parker-Hannifin Corp.		330,455
2,119	Textron, Inc.		132,183
2,254	Trane Technologies PLC		347,274
			2,633,416
	Office/Business Equipment - 0.1%
514	Zebra Technologies Corp., Class A (a)		155,043

	Oil & Gas - 3.8%
7,615	Cabot Oil & Gas Corp.		235,380
18,920	Chevron Corp.		2,990,495
12,223	ConocoPhillips (f)		1,337,807
5,735	Devon Energy Corp.		405,006
1,607	Diamondback Energy, Inc.		214,181
5,560	EOG Resources, Inc.		674,428
39,800	Exxon Mobil Corp.		3,804,482
2,625	Hess Corp.		317,047
6,726	Marathon Oil Corp.		172,118
5,142	Marathon Petroleum Corp.		518,057
8,453	Occidental Petroleum Corp.		600,163
4,728	Phillips 66		422,967
2,134	Pioneer Natural Resources Co.		540,371
3,821	Valero Energy Corp.		447,516
			12,680,018
	Oil & Gas Services - 0.3%
8,882	Baker Hughes & GE Co.		224,359
8,491	Halliburton Co.		255,834
13,414	Schlumberger, Ltd.		511,744
			991,937
	Packaging & Containers - 0.2%
15,282	Amcor PLC		183,537
3,133	Ball Corp.		174,853
920	Packaging Corp of America		125,966
1,449	Sealed Air Corp.		77,971
2,557	Westrock Co.		103,788
			666,115
	Pharmaceuticals - 5.9%
17,096	AbbVie, Inc. (f)		2,298,728
1,459	AmerisourceBergen Corp.		213,831
2,770	Becton Dickinson & Co. (f)		699,203
20,656	Bristol-Myers Squibb Co. (f)		1,392,421
2,700	Cardinal Health, Inc.		190,944
3,094	Cigna Corp. (f)		876,994
12,785	CVS Health Corp. (f)		1,254,848
3,813	DexCom, Inc. (a)		313,467
7,639	Eli Lilly & Co. (f)		2,301,096
1,333	Henry Schein, Inc. (a)		97,856
25,491	Johnson & Johnson		4,112,718
1,411	McKesson Corp.		517,837
24,446	Merck & Co., Inc.		2,086,711
54,562	Pfizer, Inc.		2,467,839
11,790	Viatris, Inc.		112,594
4,606	Zoetis, Inc. (f)		720,977
			19,658,064
	Pipelines - 0.3%
18,560	Kinder Morgan, Inc.		340,019
4,240	ONEOK, Inc.		259,615
11,492	Williams Cos., Inc.		391,073
			990,707
	Professional, Scientific, and Technical Services - 0.2%
486	Charles River Laboratories International, Inc. (a)		99,751
552	EPAM Systems, Inc. (a)		235,428
1,258	Jacobs Solutions, Inc.		156,722
2,750	Match Group, Inc. (a)		155,458
			647,359
	Real Estate - 0.1%
3,159	CBRE Group, Inc., Class A (a)		249,435

	Real Estate Investment Trusts - 2.7%
1,444	Alexandria Real Estate Equities, Inc.		221,510
4,502	American Tower Corp. (f)		1,143,733
1,343	AvalonBay Communities, Inc.		269,822
1,351	Boston Properties, Inc.		107,310
1,031	Camden Property Trust		132,494
4,190	Crown Castle International Corp. (f)		715,778
2,749	Digital Realty Trust, Inc.		339,859
3,668	Duke Realty Corp.		215,862
882	Equinix, Inc. (f)		579,800
3,276	Equity Residential		239,738
626	Essex Property Trust, Inc.		165,927
1,280	Extra Space Storage, Inc.		254,374
671	Federal Realty OP LP		67,952
5,158	Healthpeak Properties, Inc.		135,397
6,768	Host Hotels & Resorts, Inc.		120,267
2,778	Iron Mountain, Inc.		146,151
5,914	Kimco Realty Corp.		124,667
1,109	Mid-America Apartment Communities, Inc.		183,728
7,132	Prologis, Inc. (f)		888,005
1,472	Public Storage		486,982
5,802	Realty Income Corp.		396,161
1,464	Regency Centers Corp.		89,070
1,054	SBA Communications Corp.		342,813
3,153	Simon Property Group, Inc.		321,543
2,893	UDR, Inc.		129,809
3,831	Ventas, Inc.		183,352
9,315	VICI Properties, Inc.		307,302
1,513	Vornado Realty Trust		39,671
4,382	Welltower, Inc.		335,880
7,192	Weyerhaeuser Co.		245,679
			8,930,636
	Retail - 5.0%
602	Advance Auto Parts, Inc.		101,521
192	AutoZone, Inc. (a)		406,888
1,978	Best Buy Co., Inc.		139,825
1,595	CarMax, Inc. (a)		141,062
270	Chipotle Mexican Grill, Inc. (a)		431,136
4,278	Costco Wholesale Corp. (f)		2,233,544
1,252	Darden Restaurants, Inc.		154,885
2,207	Dollar General Corp. (f)		523,986
2,172	Dollar Tree, Inc. (a)		294,697
353	Domino's Pizza, Inc.		131,267
1,379	Genuine Parts Co.		215,138
10,044	Home Depot, Inc.		2,896,891
6,371	Lowe's Cos., Inc. (f)		1,236,866
7,161	McDonald's Corp.		1,806,577
637	O'Reilly Automotive, Inc. (a)		444,065
3,471	Ross Stores, Inc.		299,443
11,103	Starbucks Corp. (f)		933,429
4,492	Target Corp. (f)		720,247
11,507	TJX Cos., Inc. (f)		717,461
1,098	Tractor Supply Co.		203,295
505	Ulta Beauty, Inc. (a)		212,034
7,330	Walgreens Boots Alliance, Inc.		256,990
13,607	Walmart, Inc.		1,803,608
2,805	Yum! Brands, Inc.		312,028
			16,616,883
	Retail Trade - 0.1%
2,215	Bath & Body Works, Inc.		82,686
1,254	Etsy, Inc. (a)		132,435
			215,121
	Semiconductors - 4.5%
15,623	Advanced Micro Devices, Inc. (a)(f)		1,325,924
5,091	Analog Devices, Inc. (f)		771,439
8,447	Applied Materials, Inc. (f)		794,609
3,839	Broadcom, Inc. (f)		1,916,083
39,457	Intel Corp.		1,259,467
1,445	KLA Corp. (f)		497,268
1,339	Lam Research Corp. (f)		586,362
5,306	Microchip Technology, Inc.		346,217
10,666	Micron Technology, Inc. (f)		602,949
23,994	NVIDIA Corp. (f)		3,621,654
1,038	Qorvo, Inc. (a)		93,192
10,775	QUALCOMM, Inc. (f)		1,425,209
1,573	Skyworks Solutions, Inc.		155,019
8,850	Texas Instruments, Inc. (f)		1,462,109
			14,857,501
	Shipbuilding - 0.0% (b)
382	Huntington Ingalls Industries, Inc.		87,959

	Software - 9.3%
7,535	Activision Blizzard, Inc. (f)		591,422
4,567	Adobe, Inc. (a)		1,705,500
1,556	Akamai Technologies, Inc. (a)		140,476
840	Ansys, Inc. (a)		208,572
2,113	Autodesk, Inc. (a)(f)		426,277
1,124	Broadridge Financial Solutions, Inc.		192,395
2,659	Cadence Design Systems, Inc. (a)		462,054
1,196	Citrix Systems, Inc. (a)		122,913
2,731	Electronic Arts, Inc.		346,482
5,999	Fidelity National Information Services, Inc. (f)		548,129
5,604	Fiserv, Inc. (a)		567,069
2,758	Intuit, Inc. (f)		1,190,849
706	Jack Henry & Associates, Inc.		135,693
72,603	Microsoft Corp. (f)		18,983,506
788	MSCI, Inc. (f)		354,001
15,192	Oracle Corp.		1,126,487
3,088	Paychex, Inc.		380,874
467	Paycom Software, Inc. (a)		164,010
9,672	salesforce.com, Inc. (a)		1,509,993
1,969	ServiceNow, Inc. (a)(f)		855,767
1,506	Synopsys, Inc. (a)(f)		521,106
1,544	Take-Two Interactive Software, Inc. (a)		189,233
395	Tyler Technologies, Inc. (a)		146,746
			30,869,554
	Telecommunications - 1.9%
2,134	Arista Networks, Inc. (a)		255,824
69,534	AT&T, Inc.		1,219,626
37,930	Cisco Systems, Inc.		1,696,230
7,328	Corning, Inc.		251,497
3,063	Juniper Networks, Inc.		87,050
1,622	Motorola Solutions, Inc.		394,811
5,688	T-Mobile US, Inc. (a)(f)		818,845
41,662	Verizon Communications, Inc.		1,741,888
			6,465,771
	Textiles - 0.0% (b)
501	Mohawk Industries, Inc. (a)		55,290

	Toys/Games/Hobbies - 0.0% (b)
1,220	Hasbro, Inc.		96,160

	Transportation - 1.6%
1,259	CH Robinson Worldwide, Inc.		143,715
21,080	CSX Corp. (f)		667,182
1,628	Expeditors International of Washington, Inc.		167,505
2,317	FedEx Corp. (f)		488,447
804	JB Hunt Transport Services, Inc.		139,912
2,309	Norfolk Southern Corp. (f)		561,387
898	Old Dominion Freight Line, Inc.		243,726
6,064	Union Pacific Corp. (f)		1,361,428
7,080	United Parcel Service, Inc., Class B (f)		1,377,131
			5,150,433
	Utilities - 0.1%
3,069	Constellation Energy Corp.		250,400

	Water - 0.1%
1,746	American Water Works Co., Inc.		259,194

	Wholesale Trade - 0.0% (b)
384	Pool Corp.		130,249
	TOTAL COMMON STOCKS (Cost - $305,467,692)		322,815,390

Contracts		Notional Amount
	PURCHASED OPTIONS - 2.9% (a)(c)(g)
	PURCHASED PUT OPTIONS - 2.9%
	S&P 500 Index
250	Expiration: September 2022, Exercise Price: $3,550	$98,875,000	138,750
125	Expiration: October 2022, Exercise Price: $3,675	49,437,500	640,625
75	Expiration: October 2022, Exercise Price: $3,750	29,662,500	501,000
50	Expiration: October 2022, Exercise Price: $4,100	19,775,000	1,016,000
245	Expiration: November 2022, Exercise Price: $4,200	96,897,500	7,182,175
	TOTAL PURCHASED OPTIONS (Cost - $11,003,197)		9,478,550
Shares
	SHORT TERM INVESTMENTS - 1.8%
	Money Market Funds - 1.8%
6,077,451	First American Treasury Obligations Fund, Class X, 2.14% (e)		6,077,451
	TOTAL SHORT TERM INVESTMENTS (Cost - $6,077,451)		6,077,451

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
342,720	First American Government Obligations Fund, Class X, 2.03% (e)		342,720
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $342,720)		342,720

	TOTAL INVESTMENTS - 102.3% (Cost - $322,891,060)		338,714,111
	Liabilities in Excess of Other Assets - (2.3)%		(7,713,271)
	NET ASSETS - 100.0%		$331,000,840

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (2.3)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (1.4)%
	S&P 500 Index
250	Expiration: September 2022, Exercise Price $3,925	$98,875,000	2,413,750
125	Expiration: October 2022, Exercise Price $4,025	49,437,500	1,288,750
125	Expiration: October 2022, Exercise Price $4,100	49,437,500	860,000
50	Expiration: October 2022, Exercise Price $4,400	19,775,000	34,750
245	Expiration: November 2022, Exercise Price $4,500	96,897,500	238,875
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $6,049,697)		4,836,125

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.9)%
	S&P 500 Index
125	Expiration: October 2022, Exercise Price $3,250	49,437,500	143,125
125	Expiration: October 2022, Exercise Price $3,300	49,437,500	168,125
245	Expiration: November 2022, Exercise Price $3,775	96,897,500	2,549,225
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $2,533,369)		2,860,475
	TOTAL OPTIONS WRITTEN (Premiums Received $8,583,066)		$7,696,600

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Rounds to less than 0.1%.
(c) Each option is exercisable into 100 shares of the underlying security.
(d) All or a portion of this security is out on loan as of August 31, 2022.
(e) Interest rate reflects seven-day yield on August 31, 2022.
(f) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $68,051,761, which is 20.6% of total net assets.

(g) Held in connection with a written option, see Schedule of Written Options for more details.